Annual Operating Expenses {- Floating Rate High Income Portfolio} - 02.28 VIP Floating Rate High Income Portfolio Initial PRO-09 - Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio-Initial VIP
Apr. 30, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.72%